Long-Term Debt and Financial Liabilities, Annual Financial Liabilities (Details)	Jun. 30, 2026 USD ($)
Financial Liabilities [Abstract]
June 30, 2027	$ 3,086,440
June 30, 2028	3,094,896
June 30, 2029	3,086,440
June 30, 2030	3,086,440
June 30, 2031 and thereafter	15,692,598
Total long-term financial liabilities	$ 28,046,814